Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 80,626	$ 21,239	$ 17,024
Total budget	1,500,000
Total payment	$ 1,100,000